Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.6%
Banco de Bogota SA	3,504	$68,616
Bancolombia SA	93,738	1,040,175

		1,108,791

Capital Markets — 1.6%
Bolsa de Valores de Colombia	62,749	226,019

Construction & Engineering — 0.5%
Constructora Conconcreto SA(a)	533,424	76,285

Construction Materials — 8.2%
Cementos Argos SA	77,712	168,087
Cemex Latam Holdings SA(a)	326,184	445,184
Grupo Argos SA/Colombia	73,824	379,372
Tecnoglass Inc.	27,840	199,613

		1,192,256

Diversified Financial Services — 5.1%
Corp. Financiera Colombiana SA(a)	16,128	111,686
Grupo de Inversiones Suramericana SA	64,473	636,238

		747,924

Diversified Telecommunication Services — 0.4%
Empresa de Telecomunicaciones de Bogota(a)	871,896	60,534

Electric Utilities — 9.0%
Celsia SA ESP	10,824	13,617
Enel Americas SA	3,914,508	625,635
Interconexion Electrica SA ESP	142,444	684,665

		1,323,917

Food & Staples Retailing — 4.5%
Almacenes Exito SA	156,808	656,004

Food Products — 4.3%
Grupo Nutresa SA	85,532	631,391

Gas Utilities — 4.4%
Grupo Energia Bogota SA ESP(a)	1,027,164	646,093

Metals & Mining — 0.8%
Mineros SA	172,584	119,822

Security	Shares	Value

Oil, Gas & Consumable Fuels — 26.6%
Canacol Energy Ltd.(a)	222,526	$673,224
Ecopetrol SA	3,227,585	2,647,841
Empresas COPEC SA	55,708	578,350

		3,899,415

Total Common Stocks — 73.0% (Cost: $9,723,054)		10,688,451

Preferred Stocks

Airlines — 2.0%
Avianca Holdings SA, Preference Shares, NVS	633,192	293,075

Banks — 23.8%
Banco Davivienda SA, Preference Shares, NVS	58,741	665,072
Bancolombia SA, Preference Shares, NVS	199,573	2,338,935
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,391,387	485,071

		3,489,078

Construction Materials — 0.9%
Cementos Argos SA, Preference Shares, NVS	8,040	14,551
Grupo Argos SA/Colombia, Preference Shares, NVS	26,496	113,047

		127,598

Diversified Financial Services — 0.2%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	2,544	22,871

Total Preferred Stocks — 26.9% (Cost: $3,250,860)		3,932,622

Total Investments in Securities — 99.9% (Cost: $12,973,914)		14,621,073

Other Assets, Less Liabilities — 0.1%		18,849

Net Assets — 100.0%		$14,639,922

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$48	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,489	(43,489)	—	—	517		—	—

				$—	$565		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Colombia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,688,451	$—	$—	$10,688,451
Preferred Stocks	3,932,622	—	—	3,932,622

	$14,621,073	$—	$—	$14,621,073

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2